[MFS LOGO](R)
INVESTMENT MANAGEMENT

                                        MFS(R) CONSERVATIVE
                                        ALLOCATION FUND

                                        MFS(R) MODERATE
                                        ALLOCATION FUND

                                        MFS(R) GROWTH
                                        ALLOCATION FUND

                                        MFS(R) AGGRESSIVE
                                        GROWTH ALLOCATION FUND


                                        SEMIANNUAL REPORT o NOVEMBER 30, 2002

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       YOU CAN RECEIVE THIS REPORT VIA E-MAIL. See page 42 for details.
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

TABLE OF CONTENTS

Letter from the Chairman ..................................................  1
Management Review and Outlook .............................................  3
Portfolio of Investments .................................................. 12
Financial Statements ...................................................... 16
Notes to Financial Statements ............................................. 32
Trustees and Officers ..................................................... 43

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MFS(R) PRIVACY POLICY

At MFS(R), we are committed to protecting your privacy.

On behalf of the MFS Family of Funds(R), the MFS(R) Institutional Trusts, the Vertex(SM) Funds, Massachusetts Financial Services Company, and certain affiliates(1) (collectively, "MFS," "we," "us" or "our"), this privacy policy outlines certain of our policies designed to maintain the privacy of your nonpublic personal information.

Nonpublic personal information includes much of the information you provide to us and the related information about you and your transactions involving your MFS investment product or service. Examples of nonpublic personal information include the information you provide on new account applications for MFS investment products or services, your share balance or transactional history, and the fact that you are a customer of MFS.

We may collect nonpublic personal information about you from the following sources:

  o information we receive from you on applications or other forms

  o information about your transactions with us, our affiliates, or others, and

  o information we receive from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing arrangements.

We restrict access to nonpublic personal information about you to personnel who are necessary or appropriate to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

Our privacy policy applies only to individual MFS investors who have a direct relationship with us. If you own MFS products or receive MFS investment services in the name of a third-party broker-dealer, bank, investment adviser or other financial service provider, that third-party's privacy policies may apply to you and our privacy policy may not.

If you have any questions with respect to MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

(1) MFS Institutional Advisors, Inc., Vertex Investment Management, Inc., MFS Original Research Advisors, LLC, MFS Original Research Partners, LLC, MFS(R) Heritage Trust Company(SM), and MFS Fund Distributors, Inc.
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NOT FDIC INSURED             MAY LOSE VALUE           NO BANK GUARANTEE
NOT A DEPOSIT             NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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
LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]

Jeffrey L. Shames

Dear Shareholders,
As I write this in mid-December, major U.S. and overseas stock market indices have shown positive performance for two straight months -- something we haven't seen in a long time. The Dow Jones Industrial Average has recently recorded its second-best October ever, in terms of percentage gains(1). We see these as hopeful signs in what has been a difficult year for investors in stocks and corporate bonds. In our view, signals on the future direction of the economy and the market remain decidedly mixed.

A RELAY RACE
In mid-December, we could describe the state of the U.S. economy as a relay race against time involving two runners: the consumer, whose spending has fueled the beginning of a recovery, and corporate spending, which has yet to contribute much to the recovery. The hope is that corporate spending kicks in so that the consumer can pass the baton before running out of steam. But at this point, the near-term direction of consumer spending or corporate spending and profits is difficult to predict. The result is that the economy seems to us to be in a holding pattern as we wait for clear signs that things are improving.

REASONS FOR OPTIMISM
Optimists would point out that wages, according to the U.S. Labor Department, have been rising over the past year. This, in combination with historically low interest rates and inflation, may enable the consumer to keep spending. In addition, worker productivity in the third quarter grew at the highest rate since 1966 -- 5.1% on an annualized basis, according to the Labor Department. Higher productivity may allow firms to raise wages without raising prices.

Our research indicates that business spending overall has at least stopped falling and that corporate earnings and spending could trend upward in 2003. An encouraging sign is that business spending in the third quarter of 2002 eked out its first increase in two years, according to a report from the U.S. Commerce Department.

Pessimists, however, would counter that the outlook for corporate profits remains very murky, that corporations could resort to further layoffs if profits languish, that consumer confidence still appears weak, and that the situation with Iraq adds to market uncertainty.

STAYING THE COURSE
With the economy in a holding pattern and markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See crises as opportunities. That's how we'd describe our approach to this volatile environment -- which we think plays to our strength as research-based, bottom-up, long-term investors.

We understand that the past few years have been discouraging. Short-term events have sorely tested investors' long-term faith in the market. However, we would caution investors about reacting to market news -- good or bad -- by making major changes in their portfolios. We would suggest that in difficult times it is even more important to have a long-term financial plan and to talk on a regular basis with your investment professional. We would also point out that history has shown that the market and the economy have been cyclical; downturns have usually been followed by upturns.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/S/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 16, 2002

------------
(1) Source: The Wall St. Journal, November 1, 2002. The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It is not possible to invest directly in an index.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed

MANAGEMENT REVIEW AND OUTLOOK

Dear Shareholders,

The MFS Asset Allocation Funds were introduced on June 28, 2002, and while this was a difficult period across the markets, the diversification benefits built into each fund became readily apparent during this volatile time.

The following discussions will give you some perspective on the events that have unfolded in the markets in which the underlying funds invest and the impact of these events on your fund.

U.S. STOCKS
VOLATILITY CONTINUES, SIGNS OF IMPROVING SENTIMENT
U.S. stocks were negative for the overall period as the stock market declined throughout the summer when news of corporate accounting scandals grabbed the headlines. Economic news was largely negative with consumer spending one of the only bright spots. Growth stocks, defined as stocks whose earnings are expected to grow faster than the overall U.S. economy, continued their slide downward. Value stocks, which had been more resistant to price declines earlier in the year, declined as well, although they did not fall as far as growth stocks did. (A value stock is often defined as a stock that's selling below what many believe to be the issuing company's real worth. Historically, value stocks have tended to be less volatile than growth stocks.)

From October 9 through the end of November, U.S. stocks recorded solid gains, recovering much of their losses incurred since July. Although as of November 30, 2002, we think it's too early to call a bottom, it seems to us that there are a number of positive signals for the U.S. stock market. Although recently reported corporate earnings were not robust, there were fewer earnings disappointments and many companies posted earnings that beat expectations. News of accounting scandals has subsided and signs of increased investor confidence have begun to appear. We think there's been an about-face in investor psychology, from a market dominated by negative sentiment to a more positive focus on a long-term recovery. Bad news reported by one company no longer takes down the entire industry in which that company competes. Productivity is up, advertising spending is up, and we've recently seen higher-than-estimated growth in gross domestic product. We think all of these trends point to economic expansion.

However, these positive signs were tempered by November's climb in the unemployment rate to 6%, which raises concerns about the health of the recovery. Corporations appear to be waiting for stronger signs that business is improving before they begin to rehire laid-off workers and increase capital spending.

INTERNATIONAL STOCK MARKET
BRIGHT SPOTS IN FORMER SOVIET BLOC, ATTRACTIVE PRICES
International stock markets have declined since the MFS Asset Allocation Funds were opened. The European economy was and continues to be weak. Germany faltered after years of being the economic backbone of Europe. Consumers in the United Kingdom, like their U.S. counterparts, have been keeping their economy afloat with their spending, as they have benefited from booming property and housing values. The Japanese economy continued to be weak. Latin America, with the exception of Mexico, suffered from an unsettled political climate in Brazil and Venezuela and economic problems in Argentina.

The few international bright spots were Eastern Europe, Russia, Mexico, and South Korea. Russia and the former Soviet bloc countries have made considerable economic and social progress. Russia has implemented far-reaching economic, social, and political reforms that put it in a much better position to attract investment capital. Mexico's reforms also have made that country a much more attractive investment partner. South Korea has been one of the most successful markets because it has seen strong growth in domestic demand for its products and services.

Although the near-term outlook for corporate earnings growth is murky around the globe, we see strong earnings potential long term for international stocks, especially after all of the cost cutting measures put in place by companies around the globe.

BONDS
CORPORATE PRICES LOWER, ATTRACTIVE YIELDS
Generally, bond investments performed better than stock investments for the period and provided valuable diversification to the funds that have bond allocations. Corporate bonds did hit a bumpy spot in July when corporate accounting scandals caused declines in both the stock and bond markets. In particular, high-yield bonds detracted from performance when a number of companies weren't able to meet their principal and interest commitments on their bonds and defaulted. Investors moved to higher quality issues. The primary beneficiaries of the move to quality were U.S. government and government agency bonds. Government securities performed well throughout the period, as investors were attracted to the principal and interest guarantees offered by government securities of many types. (U.S. Treasury bills -- and U.S. government bonds -- fluctuate in value, but they are guaranteed as to the timely payment of interest, and, if held to maturity, provide a guaranteed return of principal.)

Mortgage-backed bonds were also standouts for the period. They provided better yields relative to U.S. Treasuries and were unaffected by the events that caused declines in the corporate market.

When the prices of corporate bonds declined, many of the issuing companies used the opportunity to buy back their bonds at deep discounts to the face amounts of the bonds. This buy-back activity helped them reduce their debt burden as they cleaned up their balance sheets. As a result, we believe that the overall credit quality in the corporate bond market has improved.

INDIVIDUAL FUND REVIEWS
As you read the following review for your fund, keep in mind that each MFS Asset Allocation Fund is designed for a specific risk profile. The allocations depicted in each review are the targeted allocations for the fund being discussed. Actual percentages for the period ended November 30, 2002, may be different. In general, a fund that included bonds and cash as part of its portfolio allocations provided somewhat better returns during this past period of market volatility than a fund that had a large stock allocation.

MFS(R) CONSERVATIVE ALLOCATION FUND

              U.S. Stocks                        35%
              International Stocks                5%
              Bonds                              50%
              Cash                               10%

The fund's conservative positioning worked in its favor throughout this shortened reporting period. The fund's bond and cash allocations were the biggest contributors to performance because they helped to dampen the negative impact of its stock holdings. In addition, the high quality of the bond holdings helped to deflect some of the volatility experienced in the corporate bond market. As a conservative investment, this fund's results were in line with our risk expectations.

MFS(R) MODERATE ALLOCATION FUND

              U.S. Stocks                        50%
              International Stocks               10%
              Bonds                              35%
              Cash                                5%

The overall structure of the fund helped to moderate the negative returns from stocks and some areas of the bond market throughout the period. Having 40% of the portfolio in bonds and cash was a plus for the fund; however, the fund's limited exposure to the high-yield market detracted somewhat from the positive influence of its higher-quality bond issues.

MFS(R) GROWTH ALLOCATION FUND

              U.S. Stocks                        60%
              International Stocks               20%
              Bonds                              20%

Diversification within the fund's stock holdings and styles helped to reduce somewhat the impact of broad-based declines in the U.S. and international stock markets. However, with nearly 80% of the portfolio invested in stocks, the fund was exposed to a fair amount of volatility, both on the downside during the summer and the upswing that occurred in October and November. The bond holdings did contribute to the fund's return, but that contribution was tempered by the declines suffered in the high-yield market.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

              U.S. Stocks                        80%
              International Stocks               20%

As a 100% stock fund, this portfolio mirrored much of the performance experienced in the U.S. and international stock markets. Its diversification did help relative fund performance because the underlying funds responded differently to market and economic conditions worldwide.

    Respectfully,

/s/ Joseph C. Flaherty, Jr.,

    Joseph C. Flaherty, Jr.,
    on behalf of the MFS Quantitative Research Group

A team of professionals within the MFS Quantitative Research Group determines the strategic asset class and underlying fund allocations for each fund. Mr. Flaherty, a member of the team and Senior Vice President of MFS, monitors overall procedures.

The opinions expressed in this report are those of the portfolio management team and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time due to market and other conditions.

The portfolios are actively managed, and current holdings may be different.

DISCIPLINED DIVERSIFICATION:

HOW THE MFS ASSET ALLOCATION FUNDS ARE CONSTRUCTED

Asset allocation is the process of combining asset classes such as stocks, bonds and cash in a portfolio in order to meet your investment goals. The MFS Asset Allocation Funds seek to provide access to a broadly diversified, professionally managed portfolio of underlying MFS funds in a single investment.

Each of the MFS Asset Allocation Funds is targeted to a distinct risk level: conservative, moderate, growth, and aggressive growth. We built the portfolios using the following four-step process.

    1. RISK MEASUREMENT -- We first quantified asset class risk, defined as historical return volatility, of stocks and bonds and the degree to which they move together.

    2. PORTFOLIO CONSTRUCTION -- Our next step was to identify asset class combinations that maximize long-term historical return for all risk levels.

    3. ALLOCATION DETERMINATION -- We then identified risk points appropriate for conservative, moderate, growth, and aggressive growth investors.

    4. UNDERLYING FUND SELECTION -- Our last step was to select appropriate underlying investments from the MFS Family of Funds(R). In making our underlying stock fund choices, we diversified our selections by geography and the size of the companies in which the underlying fund invests. We also made sure that both growth and value funds were included. The underlying bond funds represent different sectors of the bond market, namely government securities, investment-grade bonds, and high-yield bonds. The weightings assigned to our more aggressive funds increase as the risk level for the portfolio increases.

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   PORTFOLIO MANAGEMENT
-------------------------------------------------------------------------------

   A TEAM OF PROFESSIONALS WITHIN THE MFS QUANTITATIVE RESEARCH GROUP DETERMINES THE STRATEGIC ASSET CLASS AND UNDERLYING FUND ALLOCATION FOR EACH FUND. JOSEPH C. FLAHERTY, JR., A MEMBER OF THE TEAM AND VICE PRESIDENT OF MFS, MONITORS OVERALL PROCEDURES. JOSEPH C. FLAHERTY, JR., IS SENIOR VICE PRESIDENT OF MFS INVESTMENT MANAGEMENT(R) (MFS(R)) AND MANAGER OF THE QUANTITATIVE RESEARCH GROUP. HE IS PORTFOLIO MANAGER OF THE GLOBAL ASSET ALLOCATION PORTFOLIOS OF OUR MUTUAL FUNDS, VARIABLE ANNUITIES, AND OFFSHORE INVESTMENT PRODUCTS. JOE JOINED MFS AS A FIXED-INCOME QUANTITATIVE RESEARCH ASSOCIATE IN 1993 AND WAS NAMED QUANTITATIVE RESEARCH ANALYST AND ASSISTANT VICE PRESIDENT IN 1996. HE BECAME VICE PRESIDENT AND MANAGER OF THE QUANTITATIVE RESEARCH GROUP IN 1998 AND PORTFOLIO MANAGER IN 1999. HE EARNED A BACHELOR OF SCIENCE DEGREE IN MECHANICAL ENGINEERING FROM TUFTS UNIVERSITY IN 1984 AND AN M.B.A. IN FINANCE FROM BENTLEY COLLEGE IN 1990.

   ALL PORTFOLIO MANAGERS AT MFS ARE SUPPORTED BY AN INVESTMENT STAFF OF OVER 160 PROFESSIONALS UTILIZING MFS ORIGINAL RESEARCH(R), A GLOBAL, COMPANY-ORIENTED, BOTTOM-UP PROCESS OF SELECTING SECURITIES.
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This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by the current prospectus.

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   FUND FACTS
-------------------------------------------------------------------------------

  OBJECTIVES:                       CONSERVATIVE ALLOCATION FUND -- Seeks
                                    current income, and secondarily long-term growth of capital

                                    MODERATE ALLOCATION FUND -- Seeks long-term growth of capital and current income

                                    GROWTH ALLOCATION FUND -- Seeks long-term growth of capital, and secondarily current income

                                    AGGRESSIVE GROWTH ALLOCATION FUND -- Seeks long-term growth of capital

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:            June 28, 2002

  CLASS INCEPTION (ALL 4 FUNDS):    Class A        June 28, 2002
                                    Class B        June 28, 2002
                                    Class C        June 28, 2002
                                    Class I        June 28, 2002
                                    Class 529A     July 31, 2002
                                    Class 529B     July 31, 2002
                                    Class 529C     July 31, 2002

  SIZE: CONSERVATIVE ALLOCATION FUND -- $49.1 million net assets as of November 30, 2002

                                    MODERATE ALLOCATION FUND -- $77.9 million net assets as of November 30, 2002

                                    GROWTH ALLOCATION FUND -- $53.4 million net assets as of November 30, 2002

                                    AGGRESSIVE GROWTH ALLOCATION FUND -- $27.5
                                    million net assets as of November 30, 2002

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

RISK CONSIDERATIONS

The funds' performance depends on the adviser's skill in determining the strategic asset class allocations and mix of underlying MFS funds, as well as the performance of those underlying funds.

Stocks, and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets.

The underlying funds' performance may be lower than the performance of the asset class which they were selected to represent.

These risks may increase share price volatility. Please see the prospectus for details.

Please refer to the Management Review and Outlook section for the specific asset class allocations of each portfolio to determine the risks involved with investing in a particular fund.

PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002

MFS CONSERVATIVE ALLOCATION FUND

Mutual Funds - 97.4%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES               VALUE
------------------------------------------------------------------------------------------------------------
  MFS Government Securities Fund - Class I                                       467,387         $ 4,613,110
  MFS Intermediate Investment Grade Bond Fund - Class I                          683,927           6,948,696
  MFS Limited Maturity Fund - Class I                                          1,372,781           9,307,454
  MFS Money Market Fund                                                        4,640,194           4,640,194
  MFS Research Bond Fund - Class I                                               227,405           2,324,076
  MFS Research Fund - Class I*                                                   495,101           7,456,224
  MFS Research International Fund - Class I*                                     227,003           2,440,281
  MFS Strategic Growth Fund - Class I                                            171,840           2,625,715
  MFS Value Fund - Class I                                                       432,192           7,450,987
------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $47,053,556)                                                $47,806,737
------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.9%
------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
------------------------------------------------------------------------------------------------------------
  Park Avenue Recreation Corp., due 12/02/02, at Amortized Cost                     $940         $   939,963
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $47,993,519)                                                 $48,746,700

Other Assets, Less Liabilities - 0.7%                                                                342,760
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $49,089,460
------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002

MFS MODERATE ALLOCATION FUND

Mutual Funds - 97.5%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES               VALUE
------------------------------------------------------------------------------------------------------------
  MFS Government Securities Fund - Class I                                       729,506         $ 7,200,228
  MFS High Income Fund - Class I                                               1,077,667           3,771,834
  MFS Intermediate Investment Grade Bond Fund - Class I                          711,715           7,231,029
  MFS Mid Cap Growth Fund - Class I                                              656,370           3,984,169
  MFS Mid Cap Value Fund - Class I                                               413,137           3,937,198
  MFS Money Market Fund                                                        3,619,872           3,619,872
  MFS Research Bond Fund - Class I                                               710,043           7,256,644
  MFS Research Fund - Class I*                                                   770,456          11,603,067
  MFS Research International Fund - Class I*                                     707,760           7,608,415
  MFS Strategic Growth Fund - Class I                                            533,714           8,155,152
  MFS Value Fund - Class I                                                       672,848          11,599,907
------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $73,917,655)                                                $75,967,515
------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.0%
------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
------------------------------------------------------------------------------------------------------------
  Park Avenue Recreation Corp., due 12/02/02, at Amortized Cost                   $1,553         $ 1,552,940
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $75,470,595)                                                 $77,520,455

Other Assets, Less Liabilities - 0.5%                                                                387,050
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $77,907,505
------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002
MFS GROWTH ALLOCATION FUND

Mutual Funds - 98.7%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES               VALUE
------------------------------------------------------------------------------------------------------------
  MFS Government Securities Fund - Class I                                       249,991         $ 2,467,412
  MFS High Income Fund - Class I                                                 738,154           2,583,540
  MFS International New Discovery Fund - Class I                                 208,593           2,609,500
  MFS Mid Cap Growth Fund - Class I                                              893,453           5,423,259
  MFS Mid Cap Value Fund - Class I                                               564,361           5,378,361
  MFS Research Bond Fund - Class I                                               486,833           4,975,438
  MFS Research Fund - Class I*                                                   350,050           5,271,749
  MFS Research International Fund - Class I*                                     722,808           7,770,182
  MFS Strategic Growth Fund - Class I                                            543,452           8,303,945
  MFS Value Fund - Class I                                                       458,953           7,912,342
------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $50,650,891)                                                $52,695,728
------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                669,554
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $53,365,282
------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- November 30, 2002

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 97.3%
------------------------------------------------------------------------------------------------------------
ISSUER                                                                            SHARES               VALUE
------------------------------------------------------------------------------------------------------------
  MFS International New Discovery Fund - Class I                                 209,466         $ 2,620,408
  MFS Mid Cap Growth Fund - Class I                                              669,675           4,064,929
  MFS Mid Cap Value Fund - Class I                                               423,386           4,034,866
  MFS New Discovery Fund - Class I                                               106,194           1,310,429
  MFS Research Fund - Class I*                                                   175,338           2,640,590
  MFS Research International Fund - Class I*                                     241,940           2,600,851
  MFS Strategic Growth Fund - Class I                                            361,465           5,523,187
  MFS Value Fund - Class I                                                       229,911           3,963,662
------------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $25,750,267)                                                $26,758,922
------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 6.9%
------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL AMOUNT
                                                                           (000 OMITTED)
------------------------------------------------------------------------------------------------------------
  Edison Asset Securitization LLC, due 12/02/02                                   $  902         $   901,965
  Park Avenue Recreation Corp., due 12/02/02                                       1,008           1,007,961
------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                  $ 1,909,926
------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $27,660,193)                                                 $28,668,848

Other Assets, Less Liabilities - (4.2)%                                                           (1,163,482)
------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                              $27,505,366
------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
* Non-income producing security.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MFS CONSERVATIVE ALLOCATION FUND
NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $47,993,519)              $48,746,700
  Cash                                                                      286
  Receivable for fund shares sold                                     1,293,015
  Interest and dividends receivable                                      96,863
                                                                    -----------
      Total assets                                                  $50,136,864
                                                                    -----------
Liabilities:
  Payable for investments purchased                                 $ 1,034,933
  Payable for fund shares reacquired                                      9,241
  Payable to affiliates -
    Reimbursement fee                                                       397
    Distribution and service fee                                          2,805
    Program manager fee                                                      28
                                                                    -----------
      Total liabilities                                             $ 1,047,404
                                                                    -----------
Net assets                                                          $49,089,460
                                                                    ===========
Net assets consist of:
  Paid-in capital                                                   $48,174,749
  Unrealized appreciation on investments                                753,181
  Accumulated net realized loss on investments                              (26)
  Accumulated undistributed net investment income                       161,556
                                                                    -----------
      Total                                                         $49,089,460
                                                                    ===========
Shares of beneficial interest outstanding                            4,943,163
                                                                     =========
Class A shares:
  Net asset value per share
    (net assets of $19,554,532 / 1,967,052 shares of beneficial
    interest outstanding                                              $ 9.94
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.55
                                                                      ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $18,735,707 / 1,888,625 shares of beneficial
    interest outstanding)                                             $ 9.92
                                                                      ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $8,221,126 / 828,305 shares of beneficial
    interest outstanding)                                             $ 9.93
                                                                      ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $1,195,619 / 119,981 shares of
    beneficial interest outstanding, respectively)                    $ 9.97
                                                                      ======
Class 529A shares:
  Net asset value and redemption price per share
    (net assets of $737,398 / 74,151 shares of beneficial
    interest outstanding, respectively)                               $ 9.94
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.55
                                                                      ======
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $222,167 / 22,408 shares of beneficial
    interest outstanding)                                             $ 9.91
                                                                      ======
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $422,911 / 42,641 shares of beneficial
    interest outstanding)                                             $ 9.92
                                                                      ======

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MFS MODERATE ALLOCATION FUND
NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $75,470,595)              $77,520,455
  Cash                                                                      172
  Receivable for fund shares sold                                     2,175,040
  Interest and dividends receivable                                     121,333
                                                                    -----------
      Total assets                                                  $79,817,000
                                                                    -----------
Liabilities:
  Payable for investments purchased                                 $ 1,866,732
  Payable for fund shares reacquired                                     37,971
  Payable to affiliates -
    Reimbursement fee                                                       627
    Distribution and service fee                                          4,135
    Program manager fee                                                      30
                                                                    -----------
      Total liabilities                                             $ 1,909,495
                                                                    -----------
Net assets                                                          $77,907,505
                                                                    ===========
Net assets consist of:
  Paid-in capital                                                   $75,707,058
  Unrealized appreciation on investments                              2,049,860
  Accumulated net realized loss on investments                          (47,049)
  Accumulated undistributed net investment income                       197,636
                                                                    -----------
      Total                                                         $77,907,505
                                                                    ===========
Shares of beneficial interest outstanding                            7,934,948
                                                                     =========
Class A shares:
  Net asset value per share
    (net assets of $38,304,458 / 3,900,710 shares of beneficial
    interest outstanding)                                             $ 9.82
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.42
                                                                      ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $27,422,195 / 2,793,923 shares of beneficial
    interest outstanding)                                             $ 9.81
                                                                      ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $9,713,035 / 989,432 shares of beneficial
    interest outstanding)                                             $ 9.82
                                                                      ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $928,953 / 94,220 shares of
    beneficial interest outstanding)                                  $ 9.86
                                                                      ======
Class 529A shares:
  Net asset value and redemption price per share
    (net assets of $934,995 / 95,125 shares of beneficial
    interest outstanding)                                             $ 9.83
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.43
                                                                      ======
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $246,335 / 25,105 shares of beneficial
    interest outstanding)                                             $ 9.81
                                                                      ======
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $357,534 / 36,433 shares of beneficial
    interest outstanding)                                             $ 9.81
                                                                      ======

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MFS GROWTH ALLOCATION FUND
NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $50,650,891)              $52,695,728
  Receivable for fund shares sold                                     1,884,858
  Interest and dividends receivable                                      48,113
                                                                    -----------
      Total assets                                                  $54,628,699
                                                                    -----------
Liabilities:
  Cash overdraft                                                    $   465,541
  Payable for investments purchased                                     791,115
  Payable for fund shares reacquired                                      3,281
  Payable to affiliates -
    Reimbursement fee                                                       428
    Distribution and service fee                                          3,013
    Program manager fee                                                      39
                                                                    -----------
      Total liabilities                                             $ 1,263,417
                                                                    -----------
Net assets                                                          $53,365,282
                                                                    ===========
Net assets consist of:
  Paid-in capital                                                   $51,274,122
  Unrealized appreciation on investments                              2,044,837
  Accumulated net realized loss on investments                           (5,901)
  Accumulated undistributed net investment income                        52,224
                                                                    -----------
      Total                                                         $53,365,282
                                                                    ===========
Shares of beneficial interest outstanding                            5,552,221
                                                                     =========
Class A shares:
  Net asset value per share
    (net assets of $20,081,808 / 2,085,266 shares of beneficial
    interest outstanding)                                             $ 9.63
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.22
                                                                      ======
Class B shares:
  Net asset value and offering price per share
    (net assets of $19,807,170 / 2,063,816 shares of beneficial
    interest outstanding)                                             $ 9.60
                                                                      ======
Class C shares:
  Net asset value and offering price per share
    (net assets of $9,080,629 / 946,157 shares of beneficial
    interest outstanding)                                             $ 9.60
                                                                      ======
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $2,438,780 / 253,075 shares
    of beneficial interest outstanding)                               $ 9.64
                                                                      ======
Class 529A shares:
  Net asset value and redemption price per share
    (net assets of $677,192 / 70,357 shares of beneficial
    interest outstanding)                                             $ 9.63
                                                                      ======
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                        $10.22
                                                                      ======
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $1,005,695 / 104,965 shares of beneficial
    interest outstanding)                                             $ 9.58
                                                                      ======
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $274,008 / 28,585 shares of beneficial
    interest outstanding)                                             $ 9.59
                                                                      ======

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See notes to financial statements.

Statement of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
MFS AGGRESSIVE GROWTH ALLOCATION FUND
NOVEMBER 30, 2002
-------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $27,660,193)              $28,668,848
  Cash                                                                      795
  Receivable for fund shares sold                                       749,176
  Other assets                                                              245
                                                                    -----------
      Total assets                                                  $29,419,064
                                                                    -----------
Liabilities:
  Payable for investments purchased                                 $ 1,909,183
  Payable for fund shares reacquired                                      2,911
  Payable to affiliates -
    Reimbursement fee                                                       207
    Distribution and service fee                                          1,367
    Program manager fee                                                      30
                                                                    -----------
      Total liabilities                                             $ 1,913,698
                                                                    -----------
Net assets                                                          $27,505,366
                                                                    ===========
Net assets consist of:
  Paid-in capital                                                   $26,604,385
  Unrealized appreciation on investments                              1,008,655
  Accumulated net realized loss on investments                          (85,277)
  Accumulated net investment loss                                       (22,397)
                                                                    -----------
      Total                                                         $27,505,366
                                                                    ===========
Shares of beneficial interest outstanding                            2,941,761
                                                                     =========
Class A shares:
  Net asset value per share
    (net assets of $12,261,368 / 1,311,240 shares of
    beneficial interest outstanding)                                   $9.35
                                                                       =====
  Offering price per share (100 / 94.25 of net asset value
    per share)                                                         $9.92
                                                                       =====
Class B shares:
  Net asset value and offering price per share
    (net assets of $7,645,291 / 817,628 shares of beneficial
    interest outstanding)                                              $9.35
                                                                       =====
Class C shares:
  Net asset value and offering price per share
    (net assets of $4,588,733 / 491,259 shares of beneficial
    interest outstanding)                                              $9.34
                                                                       =====
Class I shares:
  Net asset value, offering price, and redemption price
    per share (net assets of $1,487,024 / 158,591 shares of
    beneficial interest outstanding)                                   $9.38
                                                                       =====
Class 529A shares:
  Net asset value and redemption price per share
    (net assets of $692,741 / 74,002 shares of beneficial
    interest outstanding)                                              $9.36
                                                                       =====
  Offering price per share (100 / 94.25 of net asset
    value per share)                                                   $9.93
                                                                       =====
Class 529B shares:
  Net asset value and offering price per share
    (net assets of $644,098 / 69,103 shares of beneficial
    interest outstanding)                                              $9.32
                                                                       =====
Class 529C shares:
  Net asset value and offering price per share
    (net assets of $186,111 / 19,938 shares of beneficial
    interest outstanding)                                              $9.33
                                                                       =====

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See notes to financial statements.

Statements of Operations (Unaudited)
-------------------------------------------------------------------------------
                                                          MFS               MFS
                                                 CONSERVATIVE          MODERATE
                                                   ALLOCATION        ALLOCATION
                                                         FUND              FUND
PERIOD ENDED NOVEMBER 30, 2002*
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                        $216,830        $  277,084
    Interest                                            2,929             3,712
                                                     --------        ----------
      Total investment income                        $219,759        $  280,796
                                                     --------        ----------
  Expenses -
    Management fee                                   $  7,053        $   11,060
    Shareholder servicing agent fee                     7,053            11,060
    Distribution and service fee (Class A)             11,269            22,806
    Distribution and service fee (Class B)             27,684            35,733
    Distribution and service fee (Class C)              9,994            11,321
    Distribution and service fee (Class 529A)             398               383
    Distribution and service fee (Class 529B)             394               356
    Distribution and service fee (Class 529C)             505               409
    Program manager fee (Class 529A)                      284               273
    Program manager fee (Class 529B)                       99                89
    Program manager fee (Class 529C)                      126               102
    Administrative fee                                      6                10
    Custodian fee                                       8,849            13,010
    Printing                                           21,062            24,087
    Auditing fees                                       7,250             7,250
    Legal fees                                          5,472             4,379
    Registration fees                                  79,914            74,576
    Miscellaneous                                       6,603             7,611
                                                     --------        ----------
      Total expenses                                 $194,015        $  224,515
    Fees paid indirectly                                  (60)              (48)
    Reduction of expenses by investment adviser      (135,752)         (141,307)
                                                     --------        ----------
      Net expenses                                   $ 58,203        $   83,160
                                                     --------        ----------
        Net investment income                        $161,556        $  197,636
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments (identified
    cost basis) -                                    $    (26)       $  (47,049)
                                                     --------        ----------
  Change in unrealized appreciation -
      Net unrealized gain on investments             $753,181        $2,049,860
                                                     --------        ----------
        Net realized and unrealized gain on
          investments                                $753,155        $2,002,811
                                                     --------        ----------
          Increase in net assets from operations     $914,711        $2,200,447
                                                     ========        ==========

* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.

See notes to financial statements.

Statements of Operations (Unaudited)
-------------------------------------------------------------------------------
                                                                            MFS
                                                            MFS      AGGRESSIVE
                                                         GROWTH          GROWTH
                                                     ALLOCATION      ALLOCATION
                                                           FUND            FUND
PERIOD ENDED NOVEMBER 30, 2002*
-------------------------------------------------------------------------------
Net investment income (loss):
  Income -
    Dividends                                        $  106,798      $    5,587
    Interest                                              1,899           1,852
                                                     ----------      ----------
      Total investment income                        $  108,697      $    7,439
                                                     ----------      ----------
  Expenses -
    Management fee                                   $    6,981      $    3,683
    Shareholder servicing agent fee                       6,981           3,683
    Distribution and service fee (Class A)                9,746           4,151
    Distribution and service fee (Class B)               25,742          11,952
    Distribution and service fee (Class C)               11,333           8,091
    Distribution and service fee (Class 529A)               323             328
    Distribution and service fee (Class 529B)             1,240             821
    Distribution and service fee (Class 529C)               221             188
    Program manager fee (Class 529A)                        231             234
    Program manager fee (Class 529B)                        310             205
    Program manager fee (Class 529C)                         55              47
    Administrative fee                                       13              17
    Custodian fee                                         3,473           2,843
    Printing                                             21,878          19,745
    Auditing fees                                         7,250           7,250
    Legal fees                                            4,646           4,232
    Registration fees                                    56,927          50,462
    Miscellaneous                                         6,620           6,434
                                                     ----------      ----------
      Total expenses                                 $  163,970      $  124,366
    Fees paid indirectly                                   (150)           (101)
    Reduction of expenses by investment adviser        (107,347)        (94,429)
                                                     ----------      ----------
      Net expenses                                   $   56,473      $   29,836
                                                     ----------      ----------
        Net investment income (loss)                 $   52,224      $  (22,397)
                                                     ----------      ----------
Realized and unrealized gain (loss) on investments:
  Net realized loss on investments (identified
    cost basis) -                                    $   (5,901)     $  (85,277)
                                                     ----------      ----------
  Change in unrealized appreciation -
      Net unrealized gain on investments             $2,044,837      $1,008,655
                                                     ----------      ----------
      Net realized and unrealized gain on
        investments                                  $2,038,936      $  923,378
                                                     ----------      ----------
          Increase in net assets from operations     $2,091,160      $  900,981
                                                     ==========      ==========

* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)
-------------------------------------------------------------------------------
                                                            MFS             MFS
                                                   CONSERVATIVE        MODERATE
                                                     ALLOCATION      ALLOCATION
                                                           FUND            FUND
PERIOD ENDED NOVEMBER 30, 2002*
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                             $   161,556     $   197,636
  Net realized loss on investments                          (26)        (47,049)
  Net unrealized gain on investments                    753,181       2,049,860
                                                    -----------     -----------
      Increase in net assets from operations        $   914,711     $ 2,200,447
                                                    -----------     -----------
Net increase in net assets from fund share
  transactions                                      $48,174,749     $75,707,058
                                                    -----------     -----------
      Total increase in net assets                  $49,089,460     $77,907,505
Net assets:
  At beginning of period                                   --              --
                                                    -----------     -----------

  At end of period (including accumulated
    undistributed net investment income of
    $161,556 and $197,636, respectively)            $49,089,460     $77,907,505
                                                    ===========     ===========

* For the period from the commencement of the funds' investment operations, June 28, 2002, through November 30, 2002.

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)
-------------------------------------------------------------------------------
                                                                            MFS
                                                            MFS      AGGRESSIVE
                                                         GROWTH          GROWTH
                                                     ALLOCATION      ALLOCATION
                                                           FUND            FUND

PERIOD ENDED NOVEMBER 30, 2002*
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                      $    52,224     $   (22,397)
  Net realized loss on investments                       (5,901)        (85,277)
  Net unrealized gain on investments                  2,044,837       1,008,655
                                                    -----------     -----------
      Increase in net assets from operations        $ 2,091,160     $   900,981
                                                    -----------     -----------
Net increase in net assets from fund share
  transactions                                      $51,274,122     $26,604,385
                                                    -----------     -----------
      Total increase in net assets                  $53,365,282     $27,505,366
Net assets:
  At beginning of period                                   --              --
                                                    -----------     -----------

  At end of period (including accumulated
    undistributed net investment income of
    $52,224, and accumulated net investment
    loss of ($22,397), respectively)                $53,365,282     $27,505,366
                                                    ===========     ===========

* For the period from the commencement of the funds' investment operations, June 28, 2002, through November 30, 2002.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
-------------------------------------------------------------------------------------------------------------------------
MFS CONSERVATIVE ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)           CLASS A             CLASS B             CLASS C             CLASS I
-------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                  $10.00              $10.00              $10.00              $10.00
                                                       ------              ------              ------              ------
Income from investment operations# -
  Net investment income(S)                             $ 0.09              $ 0.07              $ 0.06              $ 0.11
  Net realized and unrealized loss on
    investments                                         (0.15)              (0.15)              (0.13)              (0.14)
                                                       ------              ------              ------              ------
      Total from investment operations                 $(0.06)             $(0.08)             $(0.07)             $(0.03)
                                                       ------              ------              ------              ------
Net asset value -- end of period                       $ 9.94              $ 9.92              $ 9.93              $ 9.97
                                                       ======              ======              ======              ======
Total return(+)                                         (0.60)%++           (0.80)%++           (0.70)%++           (0.30)%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                           0.45%+              1.10%+              1.10%+              0.10%+
    Net investment income                                2.61%+              1.90%+              1.92%+              2.98%+
Portfolio turnover                                          3%                  3%                  3%                  3%
Net assets at end of period (000 Omitted)             $19,555             $18,736              $8,221              $1,196

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:
      Net investment income                            $ 0.03              $ --  +++           $ --  +++           $ 0.04
      Ratios (to average net assets):
        Expenses##                                       2.33%+              2.98%+              2.98%+              1.98%+
        Net investment income                            0.73%+              0.02%+              0.04%+              1.10%+
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were
    0.72%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
MFS CONSERVATIVE ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)              CLASS 529A             CLASS 529B             CLASS 529C
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                        $ 9.75                 $ 9.74                 $ 9.74
                                                             ------                 ------                 ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.07                 $ 0.05                 $ 0.05
  Net realized and unrealized gain on investments              0.12                   0.12                   0.13
                                                             ------                 ------                 ------
      Total from investment operations                       $ 0.19                 $ 0.17                 $ 0.18
                                                             ------                 ------                 ------
Net asset value -- end of period                             $ 9.94                 $ 9.91                 $ 9.92
                                                             ======                 ======                 ======
Total return(+)                                                1.95%++                1.75%++                1.85%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                                 0.70%+                 1.35%+                 1.35%+
    Net investment income                                      2.36%+                 1.68%+                 1.59%+
Portfolio turnover                                                3%                     3%                     3%
Net assets at end of period (000 Omitted)                      $737                   $222                   $423

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10%
    of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:
      Net investment income (loss)                           $ 0.01                 $(0.01)                $(0.01)
      Ratios (to average net assets):
        Expenses##                                             2.58%+                 3.23%+                 3.23%+
        Net investment income (loss)                           0.48%+                (0.20)%+               (0.29)%+

  * For the period from the inception of class 529A, class 529B  and class 529C shares, July 31, 2002, through
    November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were 0.72%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------
MFS MODERATE ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)           CLASS A             CLASS B             CLASS C             CLASS I
-------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                  $10.00              $10.00              $10.00              $10.00
                                                       ------              ------              ------              ------
Income from investment operations# -
  Net investment income(S)                             $ 0.07              $ 0.04              $ 0.04              $ 0.09
  Net realized and unrealized loss on
    investments                                         (0.25)              (0.23)              (0.22)              (0.23)
                                                       ------              ------              ------              ------
      Total from investment operations                 $(0.18)             $(0.19)             $(0.18)             $(0.14)
                                                       ------              ------              ------              ------
Net asset value -- end of period                       $ 9.82              $ 9.81              $ 9.82              $ 9.86
                                                       ======              ======              ======              ======
Total return(+)                                         (1.80)%++           (1.90)%++           (1.80)%++           (1.40)%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                           0.45%+              1.10%+              1.10%+              0.10%+
    Net investment income                                2.04%+              1.34%+              1.36%+              2.26%+
Portfolio turnover                                          8%                  8%                  8%                  8%
Net assets at end of period (000 Omitted)             $38,304             $27,422              $9,713                $929

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:
      Net investment income                            $ 0.03              $ --  +++           $ --  +++           $ 0.04
      Ratios (to average net assets):
        Expenses##                                       1.70%+              2.35%+              2.35%+              1.35%+
        Net investment income                            0.79%+              0.09%+              0.11%+              1.01%+
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were
    0.82%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
MFS MODERATE ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)              CLASS 529A             CLASS 529B             CLASS 529C
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                        $ 9.58                 $ 9.57                 $ 9.57
                                                             ------                 ------                 ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.05                 $ 0.03                 $ 0.03
  Net realized and unrealized gain on investments              0.20                   0.21                   0.21
                                                             ------                 ------                 ------
      Total from investment operations                       $ 0.25                 $ 0.24                 $ 0.24
                                                             ------                 ------                 ------
Net asset value -- end of period                             $ 9.83                 $ 9.81                 $ 9.81
                                                             ======                 ======                 ======
Total return(+)                                                2.72%++                2.51%++                2.51%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                                 0.70%+                 1.35%+                 1.35%+
    Net investment income                                      1.84%+                 1.11%+                 1.09%+
Portfolio turnover                                                8%                     8%                     8%
Net assets at end of period (000 Omitted)                      $935                   $246                   $358

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10%
    of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income (loss) per share and the ratios would have been:
      Net investment income (loss)                           $ 0.02                 $ --  +++              $ --  +++
      Ratios (to average net assets):
        Expenses##                                             1.95%+                 2.60%+                 2.60%+
        Net investment income (loss)                           0.59%+                (0.14)%+               (0.16)%+

  * For the period from the inception of class 529A, class 529B and class 529C shares, July 31, 2002, through
    November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were 0.82%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------
MFS GROWTH ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)           CLASS A             CLASS B             CLASS C             CLASS I
-------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                  $10.00              $10.00              $10.00              $10.00
                                                       ------              ------              ------              ------
Income from investment operations# -
  Net investment income(S)                             $ 0.04              $ 0.01              $ 0.01              $ 0.05
  Net realized and unrealized loss on
    investments                                         (0.41)              (0.41)              (0.41)              (0.41)
                                                       ------              ------              ------              ------
      Total from investment operations                 $(0.37)             $(0.40)             $(0.40)             $(0.36)
                                                       ------              ------              ------              ------
Net asset value -- end of period                       $ 9.63              $ 9.60              $ 9.60              $ 9.64
                                                       ======              ======              ======              ======
Total return(+)                                         (3.70)%++           (4.00)%++           (4.00)%++           (3.60)%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                           0.45%+              1.10%+              1.10%+              0.10%+
    Net investment income                                0.34%+              0.12%+              0.11%+              0.73%+
Portfolio turnover                                          2%                  2%                  2%                  2%
Net assets at end of period (000 Omitted)             $20,082             $19,807              $9,081              $2,439

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
      Net investment loss                              $(0.12)             $(0.15)             $(0.16)             $(0.06)
      Ratios (to average net assets):
        Expenses##                                       1.98%+              2.63%+              2.63%+              1.63%+
        Net investment loss                             (1.19)%+            (1.41)%+            (1.42)%+            (0.80)%+
  * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.
  + Annualized.
 ++ Not annualized.
  #Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were
    0.95%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
MFS GROWTH ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)              CLASS 529A             CLASS 529B             CLASS 529C
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                        $ 9.35                 $ 9.33                 $ 9.33
                                                             ------                 ------                 ------
Income from investment operations# -
  Net investment income(S)                                   $ 0.02                 $ 0.01                 $ 0.00+++
  Net realized and unrealized gain on investments              0.26                   0.24                   0.26
                                                             ------                 ------                 ------
      Total from investment operations                       $ 0.28                 $ 0.25                 $ 0.26
                                                             ------                 ------                 ------
Net asset value -- end of period                             $ 9.63                 $ 9.58                 $ 9.59
                                                             ======                 ======                 ======
Total return(+)                                                2.99%++                2.68%++                2.79%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                                 0.70%+                 1.35%+                 1.35%+
    Net investment income(S)                                   0.35%+                 0.07%+                 0.02%+
Portfolio turnover                                                2%                     2%                     2%
Net assets at end of period (000 Omitted)                      $677                 $1,006                   $274

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10%
    of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

    Net investment loss                                      $(0.08)                $(0.11)                $(0.16)
    Ratios (to average net assets):
      Expenses##                                               2.22%+                 2.88%+                 2.88%+
      Net investment loss                                     (1.18)%+               (1.46)%+               (1.51)%+

  * For the period from the inception of Class 529A, Class 529B, and Class 529C shares, July 31, 2002, through
    November 30, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were 0.95%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-------------------------------------------------------------------------------------------------------------------------
MFS AGGRESSIVE GROWTH ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)           CLASS A             CLASS B             CLASS C             CLASS I
-------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                  $10.00              $10.00              $10.00              $10.00
                                                       ------              ------              ------              ------
Income from investment operations# -
  Net investment income (loss)                         $(0.01)             $(0.03)             $(0.03)             $ 0.00+++
  Net realized and unrealized loss on
    investments                                         (0.64)              (0.62)              (0.63)              (0.62)
                                                       ------              ------              ------              ------
      Total from investment operations                 $(0.65)             $(0.65)             $(0.66)             $(0.62)
                                                       ------              ------              ------              ------
Net asset value -- end of period                       $ 9.35              $ 9.35              $ 9.34              $ 9.38
                                                       ======              ======              ======              ======
Total return(+)                                         (6.50)%++           (6.50)%++           (6.60)%++           (6.20)%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                           0.45%+              1.10%+              1.10%+              0.10%+
    Net investment income (loss)                        (0.29)%+            (0.94)%+            (0.93)%+             0.12%+
Portfolio turnover                                          7%                  7%                  7%                  7%
Net assets at end of period (000 Omitted)             $12,261              $7,645              $4,589              $1,487

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

      Net investment loss                              $(0.08)             $(0.11)             $(0.12)             $(0.09)
      Ratios (to average net assets):
        Expenses##                                       2.99%+              3.64%+              3.64%+              2.64%+
        Net investment loss                             (2.83)%+            (3.48)%+            (3.47)%+            (2.42)%+

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2002.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were
    1.03%.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
-----------------------------------------------------------------------------------------------------------------
MFS AGGRESSIVE GROWTH ALLOCATION FUND
PERIOD ENDED NOVEMBER 30, 2002* (UNAUDITED)              CLASS 529A             CLASS 529B             CLASS 529C
-----------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout the period):
Net asset value - beginning of period                        $ 9.13                 $ 9.13                 $ 9.13
                                                             ------                 ------                 ------
Income from investment operations# -
  Net investment loss(S)                                     $(0.01)                $(0.03)                $(0.03)
  Net realized and unrealized gain on investments              0.24                   0.22                   0.23
                                                             ------                 ------                 ------
      Total from investment operations                       $ 0.23                 $ 0.19                 $ 0.20
                                                             ------                 ------                 ------
Net asset value -- end of period                             $ 9.36                 $ 9.32                 $ 9.33
                                                             ======                 ======                 ======
Total return(+)                                                2.52%++                2.08%++                2.19%++
Ratios (to average net assets)/
  Supplemental data(S):
    Expenses##                                                 0.70%+                 1.35%+                 1.35%+
    Net investment loss                                       (0.47)%+               (1.12)%+               (1.35)%+
Portfolio turnover                                                7%                     7%                     7%
Net assets at end of period (000 Omitted)                      $693                   $644                   $186

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10%
    of average daily net assets. In addition, the investment adviser voluntarily waived its fee for the period indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:
      Net investment loss                                    $(0.08)                $(0.09)                $(0.09)
      Ratios (to average net assets):
        Expenses##                                             3.24%+                 3.89%+                 3.89%+
        Net investment loss                                   (3.01)%+               (3.66)%+               (3.89)%+
  * For the period from the inception of class 529A, class 529B and class 529C shares, July 31, 2002, through
    November 30, 2002.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the period ended November 30, 2002 were 1.03%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements, which are available upon request.

Investment Valuations - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The funds paid no distributions for the period ended November 30, 2002.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution, service and other fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) Transactions with Affiliates
Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.10% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive its fee for each fund, which is shown as a reduction of total expenses in the Statements of Operations. This voluntary reduction in the management fee effective June 28, 2002, may be rescinded by MFS only with the approval of each fund's Board of Trustees.

Each fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of each fund's operating expenses, exclusive of management, distribution and service fees. Each fund in turn will pay MFS an expense reimbursement fee not greater than 0.10% of average daily net assets. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At November 30, 2002, aggregate unreimbursed expenses amounted to the following:

                                                            AGGREGATE
                                                         UNREIMBURSED
                                                             EXPENSES
      ---------------------------------------------------------------
      MFS Conservative Allocation Fund                       $128,699
      MFS Moderate Allocation Fund                            130,247
      MFS Growth Allocation Fund                              100,366
      MFS Aggressive Growth Allocation Fund                    90,746

Each fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of each fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the funds. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. The estimated underlying expenses for each fund, expressed as a percentage of average daily net assets of each fund for the period ended November 30, 2002, were as follows:

                                                                    UNDERLYING
                                                                      EXPENSES
------------------------------------------------------------------------------
MFS Conservative Allocation Fund                                         0.72%
MFS Moderate Allocation Fund                                             0.82%
MFS Growth Allocation Fund                                               0.95%
MFS Aggressive Growth Allocation Fund                                    1.03%

Each fund pays the compensation of the Independent Trustees in the form of both a retainer and attendance fees and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of each fund's average daily net assets:

            First $2 billion                                0.0175%
            Next $2.5 billion                               0.0130%
            Next $2.5 billion                               0.0005%
            In excess of $7 billion                         0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the period ended November 30, 2002, as its portion of the sales charge for each fund.

                                                       CLASS A       CLASS 529A
-------------------------------------------------------------------------------
MFS Conservative Allocation Fund                       $52,773           $3,881
MFS Moderate Allocation Fund                            72,006            6,309
MFS Growth Allocation Fund                              42,601            4,127
MFS Aggressive Growth Allocation Fund                    9,052            3,534

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------
Distribution Fee                              0.10%         0.75%         0.75%
Service Fee                                   0.25%         0.25%         0.25%
                                              -----         -----         -----
Total Distribution Plan                       0.35%         1.00%         1.00%

                                         CLASS 529A    CLASS 529B    CLASS 529C
-------------------------------------------------------------------------------
Distribution Fee                              0.25%         0.75%         0.75%
Service Fee                                   0.25%         0.25%         0.25%
                                              -----         -----         -----
Total Distribution Plan                       0.50%         1.00%         1.00%

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period ended November 30, 2002, amounted to:

                                               SERVICE FEE RETAINED BY MFD

                                            CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------
MFS Conservative Allocation Fund               $130        $ --          $ --
MFS Moderate Allocation Fund                    123          --            --
MFS Growth Allocation Fund                      202          --            --
MFS Aggressive Growth Allocation Fund           278          --            --

                                              SERVICE FEE RETAINED BY MFD

                                         CLASS 529A    CLASS 529B    CLASS 529C
-------------------------------------------------------------------------------
MFS Conservative Allocation Fund                $13        $ --          $ --
MFS Moderate Allocation Fund                     11          --            --
MFS Growth Allocation Fund                        4          --            --
MFS Aggressive Growth Allocation Fund            13          --            --

Fees incurred under the distribution plan during the period ended November 30, 2002, were as follows:

                                            CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------
Total Distribution Plan                       0.35%         1.00%         1.00%

                                         CLASS 529A    CLASS 529B    CLASS 529C
-------------------------------------------------------------------------------
Total Distribution Plan                       0.35%         1.00%         1.00%

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended November 30, 2002, were as follows:

                                              CONTINGENT DEFERRED SALES CHARGE

                                            CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------
MFS Conservative Allocation Fund             $ --          $2,698          $ 65
MFS Moderate Allocation Fund                   --           5,264           136
MFS Growth Allocation Fund                     --           1,626            --
MFS Aggressive Growth Allocation Fund          --             344            --

                                               CONTINGENT DEFERRED SALES CHARGE

                                                       CLASS 529B    CLASS 529C
-------------------------------------------------------------------------------
MFS Conservative Allocation Fund                           $ --            $ --
MFS Moderate Allocation Fund                                 --              --
MFS Growth Allocation Fund                                      2            --
MFS Aggressive Growth Allocation Fund                        --              --

(4) Portfolio Securities
Purchases and sales of shares of underlying funds (excluding the MFS Money Market Fund), aggregated the following amounts for each fund:

                                                                  MFS AGGRESSIVE
           MFS CONSERVATIVE      MFS MODERATE        MFS GROWTH           GROWTH
            ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND  ALLOCATION FUND
--------------------------------------------------------------------------------
Purchases       $47,570,035       $76,026,359       $50,990,401      $26,476,077
Sales           $   516,454       $ 2,061,656       $   333,609      $   640,534

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                    MFS CONSERVATIVE               MFS MODERATE
                                     ALLOCATION FUND            ALLOCATION FUND
-------------------------------------------------------------------------------
Aggregate cost                           $47,993,519                $75,470,595
                                         -----------                -----------
Gross unrealized appreciation            $   912,845                $ 2,131,715
Gross unrealized depreciation               (159,664)                   (81,855)
                                         -----------                -----------
    Net unrealized appreciation          $   753,181                $ 2,049,860
                                         ===========                ===========

                                          MFS GROWTH      MFS AGGRESSIVE GROWTH
                                     ALLOCATION FUND            ALLOCATION FUND
-------------------------------------------------------------------------------
Aggregate cost                           $50,650,891                $27,660,193
                                         -----------                -----------
Gross unrealized appreciation            $ 2,061,218                $ 1,135,249
Gross unrealized depreciation                (16,381)                  (126,594)
                                         -----------                -----------
    Net unrealized appreciation          $ 2,044,837                $ 1,008,655
                                         ===========                ===========

(5) Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

Class A shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold           2,503,766   $24,454,286          5,167,198   $ 49,311,312
Shares reacquired      (536,714)   (5,216,516)        (1,266,488)   (12,026,712)
                      ---------   -----------          ---------   ------------
    Net increase      1,967,052   $19,237,770          3,900,710   $ 37,284,600
                      =========   ===========          =========   ============

Class A shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold           2,160,075   $19,921,524          1,417,662   $ 12,804,239
Shares reacquired       (74,809)     (681,484)          (106,422)      (936,884)
                      ---------   -----------          ---------   ------------
    Net increase      2,085,266   $19,240,040          1,311,240   $ 11,867,355
                      =========   ===========          =========   ============

Class B shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold           1,958,365   $19,028,344          3,030,082   $ 28,815,224
Shares reacquired       (69,740)     (678,183)          (236,159)    (2,244,267)
                      ---------   -----------          ---------   ------------
    Net increase      1,888,625   $18,350,161          2,793,923   $ 26,570,957
                      =========   ===========          =========   ============

Class B shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold           2,100,503   $19,391,499            942,409   $  8,523,682
Shares reacquired       (36,687)     (337,819)          (124,781)    (1,090,475)
                      ---------   -----------          ---------   ------------
    Net increase      2,063,816   $19,053,680            817,628   $  7,433,207
                      =========   ===========          =========   ============

Class C shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             844,593   $ 8,233,772          1,004,852   $  9,590,947
Shares reacquired       (16,288)     (160,308)           (15,420)      (145,971)
                      ---------   -----------          ---------   ------------
    Net increase        828,305   $ 8,073,464            989,432   $  9,444,976
                      =========   ===========          =========   ============

Class C shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             964,937   $ 8,924,761            551,574   $  4,907,431
Shares reacquired       (18,780)     (165,565)           (60,315)      (546,474)
                      ---------   -----------          ---------   ------------
    Net increase        946,157   $ 8,759,196            491,259   $  4,360,957
                      =========   ===========          =========   ============

Class I shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             150,826   $ 1,460,724            119,119   $  1,152,011
Shares reacquired       (30,845)     (300,379)           (24,899)      (235,495)
                      ---------   -----------          ---------   ------------
    Net increase        119,981   $ 1,160,345             94,220   $    916,516
                      =========   ===========          =========   ============

Class I shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
-------------------------------------------------------------------------------
Shares sold             289,396   $ 2,690,470            210,982   $  1,956,237
Shares reacquired       (36,321)     (333,879)           (52,391)      (467,908)
                      ---------   -----------          ---------   ------------
    Net increase        253,075   $ 2,356,591            158,591   $  1,488,329
                      =========   ===========          =========   ============

Class 529A shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold              75,210   $   733,481             95,776   $    909,335
Shares reacquired        (1,059)      (10,305)              (651)        (6,309)
                      ---------   -----------          ---------   ------------
    Net increase         74,151   $   723,176             95,125   $    903,026
                      =========   ===========          =========   ============

Class 529A shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold              70,378   $   640,324             74,024   $    658,918
Shares reacquired           (21)         (200)               (22)          (198)
                      ---------   -----------          ---------   ------------
    Net increase         70,357   $   640,124             74,002   $    658,720
                      =========   ===========          =========   ============

Class 529B shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold              22,455   $   218,403             25,153   $    239,766
Shares reacquired           (47)         (459)               (48)          (463)
                      ---------   -----------          ---------   ------------
    Net increase         22,408   $   217,944             25,105   $    239,303
                      =========   ===========          =========   ============

Class 529B shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold             105,124   $   964,136             81,569   $    724,525
Shares reacquired          (159)       (1,472)           (12,466)      (103,975)
                      ---------   -----------          ---------   ------------
    Net increase        104,965   $   962,664             69,103   $    620,550
                      =========   ===========          =========   ============

Class 529C shares
                              MFS CONSERVATIVE                      MFS MODERATE
                               ALLOCATION FUND                   ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold              42,662   $   412,092             36,454   $    347,881
Shares reacquired           (21)         (203)               (21)          (201)
                      ---------   -----------          ---------   ------------
    Net increase         42,641   $   411,889             36,433   $    347,680
                      =========   ===========          =========   ============

Class 529C shares
                                    MFS GROWTH                    MFS AGGRESSIVE
                               ALLOCATION FUND            GROWTH ALLOCATION FUND
               PERIOD ENDED NOVEMBER 30, 2002*   PERIOD ENDED NOVEMBER 30, 2002*
               ------------------------------    ------------------------------
                         SHARES        AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------
Shares sold              28,606   $   262,028             19,960   $    175,464
Shares reacquired           (21)         (201)               (22)          (197)
                      ---------   -----------          ---------   ------------
    Net increase         28,585   $   261,827             19,938   $    175,267
                      =========   ===========          =========   ============

 * For the period from the commencement of the fund's investment operations, June 28, 2002 through November 30, 2002.

** For the period from inception of class 529A, class 529B, and class 529C shares, July 31, 2002 through November 30, 2002.

(6) Line of Credit
The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the period ended November 30, 2002, were as follows:

                                                    COMMITMENT FEE
      ------------------------------------------------------------
      MFS Conservative Allocation Fund                        $ 96
      MFS Moderate Allocation Fund                             138
      MFS Growth Allocation Fund                               141
      MFS Aggressive Growth Allocation Fund                     39

The funds had no borrowings during the period.

MFS(R) CONSERVATIVE ALLOCATION FUND
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTH ALLOCATION FUND
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             NAME, AGE, POSITION WITH THE TRUST, PRINCIPAL OCCUPATION, AND OTHER DIRECTORSHIPS(1)

TRUSTEES
JEFFREY L. SHAMES* (born 06/02/55) Trustee,              ABBY M. O'NEILL (born 04/27/28) Trustee
Chairman                                                 Private investor; Rockefeller Financial Services,
Massachusetts Financial Services Company, Chairman       Inc. (investment advisers), Chairman and Chief
                                                         Executive Officer
JOHN W. BALLEN* (born 09/12/59) Trustee and
President                                                LAWRENCE T. PERERA (born 06/23/35) Trustee
Massachusetts Financial Services Company, Chief          Hemenway & Barnes (attorneys), Partner
Executive Officer and Director
                                                         WILLIAM J. POORVU (born 04/10/35) Trustee
KEVIN J. PARKE* (born 12/14/59) Trustee                  Private investor; Harvard University Graduate
Massachusetts Financial Services Company, Chief          School of Business Administration, Class of 1961,
Investment Officer, President and Director               Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           investment trust), Director
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            J. DALE SHERRATT (born 09/23/38) Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
THE HON. SIR J. DAVID GIBBONS, KBE (born 06/15/27)       (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Edmund Gibbons Limited (diversified holding              Nutraceuticals (professional nutritional
company), Chief Executive Officer; Colonial              products), Chief Executive Officer (until May
Insurance Company Ltd., Director and Chairman;           2001); Paragon Trade Brands, Inc. (disposable
Bank of Butterfield, Chairman (until 1997)               consumer products), Director

WILLIAM R. GUTOW (born 09/27/41) Trustee                 ELAINE R. SMITH (born 04/25/46) Trustee
Private investor and real estate consultant;             Independent health care industry consultant
Capitol Entertainment Management Company (video
franchise), Vice Chairman                                WARD SMITH (born 09/13/30) Trustee
                                                         Private investor; Sundstrand Corporation
J. ATWOOD IVES (born 05/01/36) Trustee                   (manufacturer of highly engineered products for
Private investor; KeySpan Corporation (energy            industrial and aerospace applications), Director
related services), Director; Eastern Enterprises         (until June 1999)
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS
JEFFREY L. SHAMES (born 06/02/55) Trustee,               RICHARD M. HISEY (born 08/29/58) Treasurer
Chairman                                                 Massachusetts Financial Services Company, Senior
Massachusetts Financial Services Company, Chairman       Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JOHN W. BALLEN (born 9/12/59) Trustee and                July 2002); Lexington Global Asset Managers, Inc.,
President                                                Executive Vice President and General Manager
Massachusetts Financial Services Company, Chief          (prior to September 2000)
Executive Officer and Director
                                                         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Massachusetts Financial Services Company, Vice
Secretary and Assistant Clerk                            President
Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             JAMES O. YOST (born 06/12/60) Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Vice President
Clerk
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary

ROBERT R. FLAHERTY (born 09/18/63) Assistant
Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Gibbons, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 117 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
MANAGER OF THE MFS QUANTITATIVE RESEARCH GROUP           individuals, call toll free: 1-800-637-6576 any
Joseph C. Flaherty, Jr.+                                 business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIANS                                               with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
JP Morgan Chase Bank                                     1-800-MFS-TALK (1-800-637-8255) anytime from a
One Chase Manhattan Plaza                                touch-tone telephone.
New York, NY 10081
                                                         WORLD WIDE WEB
INVESTOR INFORMATION                                     www.mfs.com
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

+ MFS Investment Management

MFS(R) CONSERVATIVE ALLOCATION FUND                           ---------------
MFS(R) MODERATE ALLOCATION FUND                                  PRSRT STD
MFS(R) GROWTH ALLOCATION FUND                                   U.S. POSTAGE
MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND                           PAID
                                                                    MFS
                                                              ---------------
500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             AAF-SEM  1/03  32M